UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EverKey Global Partners Ltd
Address:  767 Fifth Avenue, 6th Floor
          New York, NY  10153


Form 13F File Number:  028-14072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward Heaney
Title:    Chief Compliance Officer
Phone:    (646) 714-2231

Signature, Place, and Date of Signing:

      /s/ Edward Heaney          New York, NY               May 9, 2011
      -----------------          -------------              -----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           20
                                         -----------

Form 13F Information Table Value Total:  $   137,643
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------------  --------------  ---------  --------  -------------------  ----------  --------  -----------------------
                                                                                                                VOTING AUTHORITY
                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
     NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
---------------------------  --------------  ---------  --------  --------  ---  ----  ----------  --------  -------- ------ ------
AMDOCS LTD                   ORD             G02602103      2115     73300  SH         SOLE                     73300
CALAMOS ASSET MGMT INC       CL A            12811R104      7142    430524  SH         SOLE                    430524
CHINA MOBILE LIMITED         SPONSORED ADR   16941M109     11752    254087  SH         SOLE                    254087
CITIGROUP INC                COM             172967101      3251    735500  SH         SOLE                    735500
COSAN LTD                    SHS A           G25343107     10218    792088  SH         SOLE                    792088
DU PONT E I DE NEMOURS & CO  COM             263534109      4558     82911  SH         SOLE                     82911
EMCORE CORP                  COM             290846104      4897   1905432  SH         SOLE                   1905432
FOSTER WHEELER AG            COM             H27178104      1849     49150  SH         SOLE                     49150
GOLDMAN SACHS GROUP INC      COM             38141G104      3124     19700  SH         SOLE                     19700
GOOGLE INC                   CL A            38259P508     11756     20035  SH         SOLE                     20035
INVESCO LTD                  SHS             G491BT108     15134    592086  SH         SOLE                    592086
ISHARES INC                  MSCI JAPAN      464286848     10489   1016860  SH         SOLE                   1016860
ISHARES INC                  MSCI JAPAN      464286848      5158    500000  SH   CALL  SOLE                    500000
KKR & CO L P DEL             COM UNITS       48248M102      5453    332294  SH         SOLE                    332294
LDK SOLAR CO LTD             SPONSORED ADR   50183L107      5187    423750  SH         SOLE                    423750
MICROSOFT CORP               COM             594918104     14575    574047  SH         SOLE                    574047
MICROSOFT CORP               COM             594918104      3275    129000  SH   CALL  SOLE                    129000
MOBILE TELESYSTEMS OJSC      SPONSORED ADR   607409109      7313    344485  SH         SOLE                    344485
MONSANTO CO NEW              COM             61166W101      2208     30550  SH         SOLE                     30550
PRESTIGE BRANDS HLDGS INC    COM             74112D101      8189    712077  SH         SOLE                    712077